Leases	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Leases
Leases

Note 8 – Leases

The Company has various operating lease agreements in place for its office and joint ventures. Per FASB’s ASU 2016-02, Leases Topic 842 (“ASU 2016-02”), effective January 1, 2019, the Company is required to report a right-of-use asset and corresponding liability to report the present value of the total lease payments, with appropriate interest calculation. Per the terms of ASU 2016-02, the Company can use its implicit interest rate, if known, or applicable federal rate otherwise. Since the Company’s implicit interest rate was not readily determinable, the Company utilized the applicable federal rate, as of the commencement of the lease. Lease renewal options included in any lease are considered in the lease term if it is reasonably certain the Company will exercise the option to renew. The Company’s operating lease agreements do not contain any material restrictive covenants.

As of March 31, 2023, the Company’s lease components included in the consolidated balance sheet were as follows:

Lease component	Balance sheet classification	March 31, 2023
Assets
ROU assets – operating lease	Other assets	$1,750,175
Total ROU assets		$1,750,175

Liabilities
Current operating lease liability	Current liabilities	$234,050
Long-term operating lease liability	Other liabilities	1,610,734
Total lease liabilities		$1,844,784

Future minimum lease payments as of March 31, 2023 were as follows:

2023	198,835
2024	251,671
2025	247,960
2026	253,235
2027 and beyond	1,063,010
Total future minimum lease payments	$2,014,711
Less: Interest	(169,927)
Total operating lease liabilities	$1,844,784

Note 8 – Leases

The Company has various operating lease agreements in place for its office and joint ventures. Per FASB’s ASU 2016-02, Leases Topic 842 (“ASU 2016-02”), effective January 1, 2019, the Company is required to report a right-of-use asset and corresponding liability to report the present value of the total lease payments, with appropriate interest calculation. Per the terms of ASU 201-02, the Company can use its implicit interest rate, if known, or applicable federal rate otherwise. Since the Company’s implicit interest rate was not readily determinable, the Company utilized the applicable federal rate, as of the commencement of the lease. Lease renewal options included in any lease are considered in the lease term if it is reasonably certain the Company will exercise the option to renew. The Company’s operating lease agreements do not contain any material restrictive covenants.

As of December 31, 2022, the Company’s lease components included in the consolidated balance sheet were as follows:

Lease component	Balance sheet classification	December 31, 2022
Assets
ROU assets - operating lease	Other assets	$1,808,034
Total ROU assets		$1,808,034

Liabilities
Current operating lease liability	Current liabilities	$231,604
Long-term operating lease liability	Other liabilities	1,669,954
Total lease liabilities		$1,901,558

Future minimum lease payments as of December 31, 2022 were as follows:

2023	264,108
2024	251,671
2025	247,960
2026	253,235
2027 and beyond	1,063,010
Total future minimum lease payments	$2,079,984
Less: Interest	(178,426)
Total operating lease liabilities	$1,901,558